UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22926

Elkhorn ETF Trust
(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL  60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL  60187
(Name and address of agent for service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL  60603

Registrant's telephone number, including area code:  (630) 355-4676
Date of fiscal year end:  March 31
Date of reporting period:  December 31
EXPLANATORY NOTE: This Form N-Q filing covers the Elkhorn S&P 500 Capital Expenditures Portfolio (CAPX).

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Schedule of Investments
Elkhorn S&P 500 Capital Expenditures Portfolio
December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS—99.9%
Aerospace & Defense—1.0%
Textron, Inc.	306	$12,855

Air Freight & Logistics—1.8%
C.H. Robinson Worldwide, Inc.	176	10,916
Expeditors International of Washington, Inc.	252	11,365
Total Air Freight & Logistics		22,281
Auto Components—0.9%
Johnson Controls, Inc.	285	11,255

Banks—5.3%
Fifth Third Bancorp	665	13,366
Huntington Bancshares, Inc.	1,169	12,929
KeyCorp	966	12,742
M&T Bank Corp.	105	12,724
People's United Financial, Inc.	799	12,904
Total Banks		64,665
Beverages—1.1%
Monster Beverage Corp.*	92	13,704

Biotechnology—2.2%
Biogen, Inc.*	47	14,398
Gilead Sciences, Inc.	125	12,649
Total Biotechnology		27,047
Capital Markets—5.0%
Affiliated Managers Group, Inc.*	71	11,343
Ameriprise Financial, Inc.	114	12,132
BlackRock, Inc.	40	13,621
Franklin Resources, Inc.	325	11,966
Morgan Stanley	385	12,247
Total Capital Markets		61,309
Chemicals—1.8%
Mosaic Co. (The)	372	10,264
Praxair, Inc.	116	11,878
Total Chemicals		22,142
Commercial Services & Supplies—1.9%
Tyco International PLC (Ireland)	347	11,066
Waste Management, Inc.	237	12,648
Total Commercial Services & Supplies		23,714
Communications Equipment—3.9%
F5 Networks, Inc.*	106	10,278
Harris Corp.	167	14,512
Juniper Networks, Inc.	429	11,840
QUALCOMM, Inc.	218	10,897
Total Communications Equipment		47,527

Investments	Shares	Value
Consumer Finance—2.0%
Capital One Financial Corp.	169	12,198
Discover Financial Services	226	12,118
Total Consumer Finance		24,316
Diversified Financial Services—2.3%
Intercontinental Exchange, Inc.	55	14,094
McGraw-Hill Financial, Inc.	141	13,900
Total Diversified Financial Services		27,994
Electric Utilities—2.1%
Entergy Corp.	187	12,784
NextEra Energy, Inc.	125	12,986
Total Electric Utilities		25,770
Electronic Equipment, Instruments & Components—1.1%
Corning, Inc.	720	13,162

Energy Equipment & Services—2.8%
Baker Hughes, Inc.	223	10,291
Cameron International Corp.*	188	11,882
Schlumberger Ltd. (Curacao)	165	11,509
Total Energy Equipment & Services		33,682
Food & Staples Retailing—1.0%
Walgreens Boots Alliance, Inc.	148	12,603

Food Products—0.8%
Archer-Daniels-Midland Co.	278	10,197

Gas Utilities—1.1%
AGL Resources, Inc.	205	13,081

Health Care Equipment & Supplies—2.1%
Edwards Lifesciences Corp.*	170	13,426
St. Jude Medical, Inc.	197	12,169
Total Health Care Equipment & Supplies		25,595
Health Care Providers & Services—1.0%
Aetna, Inc.	116	12,542

Hotels, Restaurants & Leisure—2.0%
Darden Restaurants, Inc.	213	13,555
Marriott International, Inc., Class A	165	11,062
Total Hotels, Restaurants & Leisure		24,617
Household Products—1.1%
Clorox Co. (The)	105	13,317

Independent Power and Renewable Electricity Producers—0.8%
NRG Energy, Inc.	816	9,604

See accompanying Notes to Schedule of Investments.

Schedule of Investments - continued
Elkhorn S&P 500 Capital Expenditures Portfolio
December 31, 2015 (Unaudited)

Investments	Shares	Value
Industrial Conglomerates—1.1%
Roper Technologies, Inc.	73	$13,855

Insurance—1.0%
Progressive Corp. (The)	393	12,497

Internet Software & Services—2.4%
Facebook, Inc., Class A*	135	14,129
VeriSign, Inc.*	168	14,677
Total Internet Software & Services		28,806
IT Services—2.9%
Accenture PLC (Ireland), Class A	120	12,540
Cognizant Technology Solutions Corp., Class A*	188	11,284
Western Union Co. (The)	659	11,802
Total IT Services		35,626
Life Sciences Tools & Services—1.1%
PerkinElmer, Inc.	262	14,035

Machinery—4.0%
Caterpillar, Inc.	177	12,029
Dover Corp.	205	12,569
PACCAR, Inc.	228	10,807
Stanley Black & Decker, Inc.	124	13,234
Total Machinery		48,639
Media—4.9%
Interpublic Group of Cos., Inc. (The)	599	13,945
Scripps Networks Interactive, Inc., Class A	225	12,422
Time Warner, Inc.	173	11,188
Twenty-First Century Fox, Inc., Class A	440	11,950
Viacom, Inc., Class B	266	10,949
Total Media		60,454
Metals & Mining—2.0%
Newmont Mining Corp.	666	11,982
Nucor Corp.	304	12,251
Total Metals & Mining		24,233
Multiline Retail—2.1%
Dollar General Corp.	188	13,511
Target Corp.	160	11,618
Total Multiline Retail		25,129
Oil, Gas & Consumable Fuels—2.1%
Chesapeake Energy Corp.	1,420	6,390
EOG Resources, Inc.	144	10,194
Range Resources Corp.	350	8,613
Total Oil, Gas & Consumable Fuels		25,197

Investments	Shares	Value
Pharmaceuticals—4.4%
Allergan PLC (Ireland)*	46	$14,375
Endo International PLC (Ireland)*	196	11,999
Mallinckrodt PLC (Ireland)*	189	14,105
Merck & Co., Inc.	248	13,100
Total Pharmaceuticals		53,579
Real Estate Investment Trusts—8.8%
AvalonBay Communities, Inc.	70	12,889
Equinix, Inc.	47	14,213
Essex Property Trust, Inc.	55	13,168
Macerich Co. (The)	157	12,668
Plum Creek Timber Co., Inc.	306	14,602
Public Storage	58	14,367
Realty Income Corp. REIT	264	13,630
Welltower, Inc.	182	12,381
Total Real Estate Investment Trusts		107,918
Semiconductors & Semiconductor—6.2%
First Solar, Inc.*	246	16,233
KLA-Tencor Corp.	237	16,436
NVIDIA Corp.	484	15,953
Texas Instruments, Inc.	248	13,593
Xilinx, Inc.	281	13,199
Total Semiconductors & Semiconductor		75,414
Software—5.4%
Adobe Systems, Inc.*	150	14,091
CA, Inc.	435	12,423
Electronic Arts, Inc.*	194	13,332
Red Hat, Inc.*	165	13,664
salesforce.com, Inc.*	168	13,171
Total Software		66,681
Specialty Retail—2.9%
Advance Auto Parts, Inc.	67	10,084
Lowe's Cos., Inc.	172	13,079
Tractor Supply Co.	141	12,056
Total Specialty Retail		35,219
Technology Hardware, Storage & Peripherals—2.8%
NetApp, Inc.	380	10,082
SanDisk Corp.	202	15,350
Western Digital Corp.	147	8,827
Total Technology Hardware, Storage & Peripherals		34,259
Textiles, Apparel & Luxury Goods—0.7%
Fossil Group, Inc.*	221	8,080

Total Investments—99.9%
(Cost $1,355,462)		1,222,600
Other Assets in Excess of Liabilities—0.1%		1,276

See accompanying Notes to Schedule of Investments.

Investments	Shares	Value
Net Assets—100.0%		$1,223,876

REIT - Real Estate Investment Trust

* Non-income producing security

Industry Allocation	% of
Net Assets
Aerospace & Defense	1.0%
Air Freight & Logistics	1.8
Auto Components	0.9
Banks	5.3
Beverages	1.1
Biotechnology	2.2
Capital Markets	5.0
Chemicals	1.8
Commercial Services & Supplies	1.9
Communications Equipment	3.9
Consumer Finance	2.0
Diversified Financial Services	2.3
Electric Utilities	2.1
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	2.8
Food & Staples Retailing	1.0
Food Products	0.8
Gas Utilities	1.1
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	2.0
Household Products	1.1
Independent Power and Renewable Electricity Producers	0.8
Industrial Conglomerates	1.1
Insurance	1.0
Internet Software & Services	2.4
IT Services	2.9
Life Sciences Tools & Services	1.1
Machinery	4.0
Media	4.9
Metals & Mining	2.0
Multiline Retail	2.1
Oil, Gas & Consumable Fuels	2.1
Pharmaceuticals	4.4
Real Estate Investment Trusts	8.8
Semiconductors & Semiconductor	6.2
Software	5.4
Specialty Retail	2.9
Technology Hardware, Storage & Peripherals	2.8
Textiles, Apparel & Luxury Goods	0.7
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100%

See accompanying Notes to Schedule of Investments.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$1,222,600	$–	$–	$1,222,600
Total Investments in Securities	$1,222,600	$–	$–	$1,222,600

For the period ended December 31, 2015, there were no transfers between any levels. There were no Level 3 investments held in the Fund as of December 31, 2015.

NOTES TO SCHEDULE OF INVESTMENTS
(Unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares in two series. The Elkhorn S&P 500 Capital Expenditures Portfolio (the “Fund”), a non-diversified series of the Trust, is included in this report.

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® Capex Efficiency Index.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  The Fund follows the accounting and reporting guidelines applicable to investment companies under U.S. GAAP.

The following summarizes the investment valuation policies of the Fund:

2. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ and the London Stock Exchange Alternative Investment Market (“AIM”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2015, is disclosed at the end of the Fund’s Schedule of Investments.
3. FEDERAL INCOME TAX MATTERS
At December 31, 2015, the cost of investments for federal income tax purposes was as follows:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$1,355,462	$56,582	$(189,444)	$(132,862)

Item 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date                                              2/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date                                              2/23/2016

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date                                              2/23/2016

* Print the name and title of each signing officer under his or her signature.